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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year:  9/30/02
                              -----------

 Check here if Amendment [ ]; Amendment Number:
                                              --------------

  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:     Heitman Real Estate Securities LLC
          ---------------------------------------------
 Address:  180 North LaSalle Street, Suite 3600
          ---------------------------------------------
           Chicago, IL 60601-2886
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-04321
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     Nancy B. Lynn
          ---------------------------------------------
 Title:    Vice President
          ---------------------------------------------
 Phone:    312-849-4153
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                                    FORM 13F

       Name of Reporting Manager: Heitman Real Estate Securities LLC 3Q02

                                                                 FORM 13F
                                     Name of Reporting Manager: Heitman/PRA Securities Advisors LLC 2Q02
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Item 8:
                                                                                      Item 6:                        Voting
                                                                                Investment Discretion           Authority (Shares)
       Item 1:         Item 2:         Item 3:       Item 4:      Item 5:    ------------------------ Item 7:  -------------------
   Name of Issuer  Title of Class      CUSIP      Fair Market     Shares of  (a)        (b)    (c)    Managers  (a)    (b)     (c)
                                       Number        Value        Principal  Sole     Shared- Shared- See       Sole  Shared   None
                                                                  Amount              As      Other   Instr.
                                                                                      Defined         V
                                                                                      in
                                                                                      Instr.
                                                                                        V
------------------------------------------------------------------------------------------------------------------------------------
Common:
------------------------------------------------------------------------------------------------------------------------------------
Associated
Estates
Realty Corp        Common Stock      045604105 $      81,000.00     10,000     10,000                            10,000
------------------------------------------------------------------------------------------------------------------------------------
Apartment
Investment
& Management       Common Stock      03748R101 $  69,782,020.35  1,796,191  1,796,191                         1,522,783      273,408
------------------------------------------------------------------------------------------------------------------------------------
Amli
Residential
Properties         Common Stock      001735109 $  13,774,740.48    623,856    623,856                           514,780      109,076
------------------------------------------------------------------------------------------------------------------------------------
Arden
Realty,
Inc.               Common Stock      039793104 $     269,610.00     11,400     11,400                            11,400
------------------------------------------------------------------------------------------------------------------------------------
Avalonbay
Communities,
Inc.               Common Stock      053484101 $  44,705,810.60  1,069,517  1,069,517                           941,243      128,274
------------------------------------------------------------------------------------------------------------------------------------
Brandywine
Realty             Common Stock      105368203 $  10,479,977.20    464,744    464,744                           405,041       59,703
------------------------------------------------------------------------------------------------------------------------------------
Boston
Properties,
Inc.               Common Stock      101121101 $  38,817,530.40  1,043,482  1,043,482                           862,526      180,956
------------------------------------------------------------------------------------------------------------------------------------
CBL &
Associates
Properties         Common Stock      124830100 $     809,913.75     20,901     20,901                            20,368          533
------------------------------------------------------------------------------------------------------------------------------------
Catellus
Development        Common Stock      149111106 $  38,126,519.10  2,066,478  2,066,478                         1,736,585      329,893
------------------------------------------------------------------------------------------------------------------------------------
Crescent
Real Estate
Equity Co          Common Stock      225756105 $     157,000.00     10,000     10,000                            10,000
------------------------------------------------------------------------------------------------------------------------------------
Charter
Municipal Mtg.
Accptc.            Common Stock      160908109 $     496,884.00     28,200     28,200                            28,200
------------------------------------------------------------------------------------------------------------------------------------
Chateau
Communities,
Inc.               Common Stock      161726104 $     134,691.00      5,100      5,100                             5,100
------------------------------------------------------------------------------------------------------------------------------------
Carramerica
Realty Corp        Common Stock      144418100 $  43,280,469.42  1,719,526  1,719,526                         1,437,465      282,061
------------------------------------------------------------------------------------------------------------------------------------
Center Trust
Inc.               Common Stock      151845104 $   1,835,700.00    316,500    316,500                           274,700       41,800
------------------------------------------------------------------------------------------------------------------------------------
Cousins
Properties
Inc.               Common Stock      222795106 $  14,066,087.00    611,569    611,569                           534,260       77,309
------------------------------------------------------------------------------------------------------------------------------------
Developers
Diversified
Realty             Common Stock      251591103 $  35,046,148.83  1,592,283  1,592,283                         1,331,896      260,387
------------------------------------------------------------------------------------------------------------------------------------
Duke Realty
Corporation        Common Stock      264411505 $  14,214,849.40    577,370    577,370                           496,863       80,507
------------------------------------------------------------------------------------------------------------------------------------
Equity Office
Properties         Common Stock      294741103 $  56,094,725.07  2,172,530  2,172,530                         1,948,822      223,708
------------------------------------------------------------------------------------------------------------------------------------
Entertainment
Properties
Trust              Common Stock      29380T105 $   4,860,541.40    219,934    219,934                           194,333       25,601
------------------------------------------------------------------------------------------------------------------------------------
Equity One,
Inc.               Common Stock      294752100 $     370,920.00     28,100     28,100                            28,100
------------------------------------------------------------------------------------------------------------------------------------
Extended Stay
America Inc.       Common Stock      30224P101 $  14,036,954.40  1,105,272  1,105,272                           883,072      222,200
------------------------------------------------------------------------------------------------------------------------------------
Felcor Lodging
Trust, Inc.        Common Stock      314305103 $     153,960.00     12,000     12,000                            12,000
------------------------------------------------------------------------------------------------------------------------------------
Federal Realty
Investment Trust   Common Stock      313747206 $   2,957,013.00    109,519    109,519                            96,515       13,004
------------------------------------------------------------------------------------------------------------------------------------
General Growth
Properties, Inc    Common Stock      370021107 $  37,083,244.50    720,063    720,063                           630,228       89,835
------------------------------------------------------------------------------------------------------------------------------------
Glenborough
Realty Trust,
Inc.               Common Stock      37803P105 $     625,240.00     30,800     30,800                            30,800
------------------------------------------------------------------------------------------------------------------------------------
Golf Trust
of America Inc.    Common Stock      38168B103 $      13,100.00     10,000     10,000                            10,000
------------------------------------------------------------------------------------------------------------------------------------
Health Care
Pptys Invest Inc.  Common Stock      421915109 $   1,431,360.00     33,600     33,600                            33,600
------------------------------------------------------------------------------------------------------------------------------------
Highwoods
Properties Inc.    Common Stock      431284108 $  36,992,053.80  1,580,857  1,580,857                          1,328,553     252,304
------------------------------------------------------------------------------------------------------------------------------------
Starwood Lodging   Common Stock      85590A203 $  60,208,327.50  2,699,925  2,699,925                          2,238,975     460,950
------------------------------------------------------------------------------------------------------------------------------------
Healthcare Realty
Trust Inc.         Common Stock      421946104 $     808,600.00     26,000     26,000                            26,000
------------------------------------------------------------------------------------------------------------------------------------
iShares Cohen
& Steers Realty    Common Stock      464287564 $   2,065,000.00     25,000     25,000                            25,000
------------------------------------------------------------------------------------------------------------------------------------
IRT Properties     Common Stock      450058102 $  10,219,339.25    869,731    869,731                           648,185      221,546
------------------------------------------------------------------------------------------------------------------------------------
IShares DJ
US Real Estate     Common Stock      464287739 $   2,477,355.00     31,700     31,700                            31,700
------------------------------------------------------------------------------------------------------------------------------------
JDN Realty
Corp.              Common Stock      465917102 $     167,912.00     13,900     13,900                            13,900
------------------------------------------------------------------------------------------------------------------------------------
Koger Equities     Common Stock      500228101 $  11,496,212.28    680,652    680,652                           525,266      155,386
------------------------------------------------------------------------------------------------------------------------------------
Innkeepers USA
Trust              Common Stock      4576J0104 $   4,196,819.41    525,259    525,259                           456,375       68,884
------------------------------------------------------------------------------------------------------------------------------------
Kilroy Realty      Common Stock      49427F108 $  19,822,650.66    836,046    836,046                           735,134      100,912
------------------------------------------------------------------------------------------------------------------------------------
LaSalle Hotel
Properties/Hotel   Common Stock      517942108 $  17,061,950.00  1,364,956  1,364,956                         1,112,490      252,466
------------------------------------------------------------------------------------------------------------------------------------
La Quinta Corp.    Common Stock      50419U202 $     106,560.00     22,200     22,200                           22,200
------------------------------------------------------------------------------------------------------------------------------------
Marriott
International -
Class              Common Stock      571903202 $     115,960.00      4,000      4,000                             4,000
------------------------------------------------------------------------------------------------------------------------------------
MeriStar
Hospitality Corp   Common Stock      58984Y103 $   2,011,511.71    234,169    234,169                           207,233       26,936
------------------------------------------------------------------------------------------------------------------------------------
Municipal
Mortgage           Common Stock      62624B101 $     320,796.00     12,600     12,600                           12,600
------------------------------------------------------------------------------------------------------------------------------------
Nationwide
Health
Properties         Common Stock      638620104 $     866,140.00     50,800     50,800                            50,800
------------------------------------------------------------------------------------------------------------------------------------

                                                                 FORM 13F
                                     Name of Reporting Manager: Heitman Real Estate Securities LLC 3Q02
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Item 8:
                                                                                      Item 6:                        Voting
                                                                                Investment Discretion           Authority (Shares)
       Item 1:         Item 2:         Item 3:       Item 4:      Item 5:    ------------------------ Item 7:  -------------------
   Name of Issuer  Title of Class      CUSIP      Fair Market     Shares of  (a)        (b)    (c)    Managers  (a)    (b)     (c)
                                       Number        Value        Principal  Sole     Shared- Shared- See       Sole  Shared   None
                                                                  Amount              As      Other   Instr.
                                                                                      Defined         V
                                                                                      in
                                                                                      Instr.
                                                                                        V
------------------------------------------------------------------------------------------------------------------------------------
Common:
------------------------------------------------------------------------------------------------------------------------------------
Plum Creek
Timber Co Inc.     Common Stock      729251108 $  2,016,812.00      89,200     89,200                            89,200
------------------------------------------------------------------------------------------------------------------------------------
Prime
Hospitality
Corp               Common Stock      741917108 $  2,912,221.80     355,149    355,149                           304,312       50,837
------------------------------------------------------------------------------------------------------------------------------------
Philips
International
Realty             Common Stock      718333107 $  1,468,327.00     781,025    781,025                           649,101      131,924
------------------------------------------------------------------------------------------------------------------------------------
ProLogis           Common Stock      743410102 $ 59,966,508.10   2,407,327  2,407,327                         2,018,430      388,897
------------------------------------------------------------------------------------------------------------------------------------
Pan Pacific
Retail
Properties,        Common Stock      69806L104 $ 25,580,574.08     741,896    741,896                           651,340       90,556
------------------------------------------------------------------------------------------------------------------------------------
Post
Properties,
Inc.               Common Stock      737464107 $    623,520.00      24,000     24,000                            24,000
------------------------------------------------------------------------------------------------------------------------------------
Public
Storage, Inc.      Common Stock      74460D109 $ 23,908,029.20     749,468    749,468                           654,621       94,847
------------------------------------------------------------------------------------------------------------------------------------
Public
Storage
Dep Shares A       Common Stock      74460D729 $    517,860.00      18,900     18,900                            18,900
------------------------------------------------------------------------------------------------------------------------------------
PS Business
Parks Inc./CA      Common Stock      69360J107 $ 32,396,764.00     952,846    952,846                           799,830      153,016
------------------------------------------------------------------------------------------------------------------------------------
Reckson
Associates
Realty Corp        Common Stock      75621K304 $    237,500.00      10,000     10,000                            10,000
------------------------------------------------------------------------------------------------------------------------------------
RFS Hotel
Investors Inc.     Common Stock      74955J108 $    179,137.00      16,300     16,300                            16,300
------------------------------------------------------------------------------------------------------------------------------------
Ramco-Gershenson
Properties         Common Stock      751452202 $  3,816,202.60     194,110    194,110                           165,579       28,531
------------------------------------------------------------------------------------------------------------------------------------
Rouse Company      Common Stock      779273101 $ 58,949,379.45   1,845,051  1,845,051                         1,555,304      289,747
------------------------------------------------------------------------------------------------------------------------------------
Ryland Group       Common Stock      783764103 $    148,680.00       4,000      4,000                             4,000
------------------------------------------------------------------------------------------------------------------------------------
SL Green
Realty Corp        Common Stock      78440X101 $ 10,421,997.38     339,037    339,037                           301,104       37,933
------------------------------------------------------------------------------------------------------------------------------------
Summit
Properties,
Inc.               Common Stock      866239106 $ 19,670,552.40   1,013,946  1,013,946                           905,533      108,413
------------------------------------------------------------------------------------------------------------------------------------
Sun
Communities,
Inc.               Common Stock      866674104 $ 24,356,248.60     663,658    663,658                           581,276       82,382
------------------------------------------------------------------------------------------------------------------------------------
Taubman
Centers, Inc.      Common Stock      876664103 $ 30,794,346.12   2,164,044  2,164,044                         1,806,291      357,753
------------------------------------------------------------------------------------------------------------------------------------
Cornerstone
Realty Income      Common Stock      21922V102 $    125,490.00      14,100     14,100                            14,100
------------------------------------------------------------------------------------------------------------------------------------
National
Golf Peoperties
Inc.               Common Stock      63623G109 $    186,300.00      16,200     16,200                            16,200
------------------------------------------------------------------------------------------------------------------------------------
Trizec
Properties Inc.    Common Stock      89687P107 $        715.05          63         63                                63
------------------------------------------------------------------------------------------------------------------------------------
Trizec Canada
Subordinate        Common Stock      896874104 $         14.30           1          1                                 1
------------------------------------------------------------------------------------------------------------------------------------
United Dominion
Realty Trust       Common Stock      910197102 $ 23,498,640.43   1,476,973  1,476,973                         1,250,625      226,348
------------------------------------------------------------------------------------------------------------------------------------
Vornado
Realty Trust       Common Stock      929042109 $ 40,486,193.70   1,026,266  1,026,266                           857,495      168,771
------------------------------------------------------------------------------------------------------------------------------------
Ventas Inc.        Common Stock      92276F100 $    521,985.00      39,100     39,100                            39,100
------------------------------------------------------------------------------------------------------------------------------------
Weingarten Realty  Common Stock      948741103 $    464,820.00      12,700     12,700                            12,700
------------------------------------------------------------------------------------------------------------------------------------
Winston Hotels Inc Common Stock      97563A102 $  2,019,344.60     278,915    278,915                           246,907       32,008
------------------------------------------------------------------------------------------------------------------------------------
                   Subtotal Common             $977,911,360.32

Preferred
------------------------------------------------------------------------------------------------------------------------------------
Mid-America Apt.
Ser. B 8.8750      Preferred Stock   59522J301 $     32,500.00       1,300      1,300                             1,300
------------------------------------------------------------------------------------------------------------------------------------
Felcor Lodging
Trust Inc.         Preferred Stock   31430F40B $    305,000.00      12,500     12,500                            12,500
------------------------------------------------------------------------------------------------------------------------------------
LaSalle Hotel
Properties Serie   Preferred Stock   517942207 $    312,480.00      12,400     12,400                            12,400
------------------------------------------------------------------------------------------------------------------------------------
                   Subtotal Preferred          $    649,980.00

                                               ---------------
                   Grand Total                 $978,561,340.32
                                               ===============